INCOME TAX - Components of income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current				$ 69,858
Deferred			$ (840,870)	(362,089)	$ (515,428)
Deferred			(207,962)	(65,383)	(93,072)
Income Tax Expense (Benefit)	$ (349,348)	$ 1,130,142	(1,048,832)	(340,841)	(608,500)	$ 0
Roth CH Acquisition V Co.
Current					810,659	421,211
Deferred					(456,612)	(75,979)
Deferred					(151,769)	(36,886)
Change in valuation allowance					(603,381)	(112,865)
Income Tax Expense (Benefit)	$ 59,527	$ 90,037	$ 174,717	$ 719,832	$ 810,659	$ 421,211